RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2025
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	674,377,742	7,957,263	13,338,516	695,673,521
Unsecured Corporate Loans	382,041,811	18,191,109	29,190,103	429,423,023
Overdrafts	649,118,234	8,458,370	13,501,498	671,078,102
Mortgage Loans	358,382,028	7,300,192	5,983,153	371,665,373
Automobile and other secured loans	215,551,019	37,427,997	28,726,436	281,705,452
Personal Loans	328,441,991	110,688,266	52,394,303	491,524,560
Credit Card Loans	937,790,628	102,486,548	31,095,628	1,071,372,804
Foreign Trade Loans	746,877,760	9,743,300	8,745,221	765,366,281
Other Financings	28,636,931	—	—	28,636,931
Other Receivables from Financial Transactions	64,172,649	773,410	17,582	64,963,641
Receivables from Financial Leases	103,116,413	2,612,325	4,037,487	109,766,225
Total	4,488,507,206	305,638,780	187,029,927	4,981,175,913

	December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	398,989,930	2,981,013	1,343,073	403,314,016
Unsecured Corporate Loans	398,685,619	6,697,286	6,202,870	411,585,775
Overdrafts	156,478,148	4,480,019	1,625,463	162,583,630
Mortgage Loans	338,143,843	11,084,989	1,646,591	350,875,423
Automobile and other secured loans	237,353,241	15,558,661	6,721,393	259,633,295
Personal Loans	357,251,201	26,683,595	8,621,232	392,556,028
Credit Card Loans	597,446,711	22,405,806	5,143,579	624,996,096
Foreign Trade Loans	458,166,457	13,633,001	6,347,375	478,146,833
Other Financings	48,350,023	669,452	—	49,019,475
Other Receivables from Financial Transactions	15,129,111	170,047	15,057	15,314,215
Receivables from Financial Leases	77,839,347	4,920,083	469,940	83,229,370
Total	3,083,833,631	109,283,952	38,136,573	3,231,254,156

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2025				Balances as of 12/31/2024
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	1,961,942,927	2,207,023,805	—	(245,080,878)	1,242,787,818	1,221,708,872	173,162	21,252,108
Euro	15,611,655	18,567,005	—	(2,955,350)	8,641,558	10,864,766	—	(2,223,208)
Others	8,315,503	142,025	—	8,173,478	4,100,659	99,183	—	4,001,476
Total	1,985,870,085	2,225,732,835	—	(239,862,750)	1,255,530,035	1,232,672,821	173,162	23,030,376

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2025			12/31/2024
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	20.10%	(51,801,234)	(51,801,234)	16.70%	3,550,594	3,550,594
US Dollar	(20.10)%	51,801,234	51,801,234	(16.70)%	(3,550,594)	(3,550,594)
Euro	20.10%	(594,512)	(594,512)	16.70%	(371,432)	(371,432)
Euro	(20.10)%	594,512	594,512	(16.70)%	371,432	371,432
Other	20.10%	1,344,452	1,344,452	16.70%	668,528	668,528
Other	(20.10)%	(1,344,452)	(1,344,452)	(16.70)%	(668,528)	(668,528)
Total	(20.10)%	51,051,294	51,051,294	(16.70)%	(3,847,690)	(3,847,690)

Summary of exposure to interest rate risk

	Term in days
	31/12/2025
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
Total Financial Assets	3,977,766,195	898,495,304	1,011,404,260	347,589,359	1,719,088,025	7,954,343,143
Total Financial Liabilities	(3,742,639,743)	(965,700,163)	(619,885,615)	(162,839,699)	(1,055,202,777)	(6,546,267,997)
Net Amount	235,126,452	(67,204,859)	391,518,645	184,749,660	663,885,248	1,408,075,146

	Term in days
	31/12/2024
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
Total Financial Assets	2,464,996,203	506,424,447	488,969,359	216,113,914	865,326,172	4,541,830,095
Total Financial Liabilities	(2,573,227,041)	(429,219,474)	(209,687,810)	(48,714,749)	(9,158,237)	(3,270,007,311)
Net Amount	(108,230,838)	77,204,973	279,281,549	167,399,165	856,167,935	1,271,822,784

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2025		12/31/2024
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	(89,950)	4% ARS; 2% USD	993,025
Increase in the interest rate	4% ARS; 2% USD	(215,583)	4% ARS; 2% USD	(1,585,487)

Schedule of concentration of loans and deposits

	Loans and other financing
	12/31/2025		12/31/2024
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	437,349,894	10.4%	317,353,626	9.7%
50 following largest customers	723,647,786	17.2%	502,058,690	15.3%
100 following largest customers	452,302,040	10.7%	355,376,585	10.9%
Rest of customers	2,602,051,376	61.7%	2,097,535,388	64.1%
TOTAL	4,215,351,096	100.0%	3,272,324,289	100.0%

	Deposits
	12/31/2025		12/31/2024
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	1,696,445,402	33.1%	1,480,893,552	35.5%
50 following largest customers	1,148,984,573	22.4%	904,392,054	21.7%
100 following largest customers	297,647,437	5.8%	229,830,414	5.5%
Rest of customers	1,975,809,067	38.6%	1,559,532,911	37.4%
TOTAL	5,118,886,479	100.0%	4,174,648,931	100.0%

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2025	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	1,880,391,634	658,037,035	635,082,457	691,010,817	866,650,061	1,735,063,958	6,466,235,962
To the non-financial public sector	8,549,019	-	61,310	61,310	122,620	61,310	8,855,569
To the financial sector	201,571,484	71,849,248	48,426,184	35,885,154	10,137,678	2,640,220	370,509,968
To the Non-Financial Private Sector and Foreign residents	1,670,271,131	586,187,787	586,594,963	655,064,353	856,389,763	1,732,362,428	6,086,870,425
TOTAL ASSETS	1,880,391,634	658,037,035	635,082,457	691,010,817	866,650,061	1,735,063,958	6,466,235,962
Deposits	4,563,497,776	368,532,533	125,227,346	85,845,478	4,523,269	-	5,147,626,402
Non-financial public sector	106,569,059	25,809,812	-	-	-	-	132,378,871
Financial sector	744,014	-	-	-	-	-	744,014
Non-financial private sector and foreign residents	4,456,184,703	342,722,721	125,227,346	85,845,478	4,523,269	-	5,014,503,517
Liabilities at fair value with changes in results	693,909	-	-	-	-	-	693,909
Derivates	-	-	-	-	-	-	-
Repo Transactions	393,411,412	-	-	-	-	-	393,411,412
Other financial liabilities	268,926,496	2,029,583	2,649,598	4,228,906	3,985,338	1,321,314	283,141,235
Financing received from the Argentine Central Bank and other financial institutions	111,953,996	17,064,408	16,734,816	95,193,745	14,237,109	280,857,662	536,041,736
Unsubordinated Negotiable obligations	-	87,158,458	40,202,158	65,988,514	7,901,586	-	201,250,716
TOTAL LIABILITIES	5,338,483,589	474,784,982	184,813,918	251,256,643	30,647,302	282,178,976	6,562,165,410